S-K 1602, SPAC Registered Offerings	Aug. 10, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]
We have until the date that is 24 months from the closing of this offering (or 27 months from the closing of this offering if we have executed a definitive agreement for an initial business combination within 24 months from the closing of this offering) or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we are unable to complete our business combination within 24 months (or 27 months if we have executed a definitive agreement for an initial business combination within 24 months from the closing of this offering), or such earlier liquidation date as our board of directors may approve, from the closing of this offering, we will redeem 100% of the public shares at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account including interest earned thereon (net of amounts withdrawn to fund working capital requirements, subject to the limitations described herein, and/or to pay our taxes (which shall exclude the 1% U.S. federal excise tax that was implemented by the Inflation Reduction Act of 2022 if any is imposed on us)
)
, and up to $100,000 of interest to pay dissolution expenses, divided by the number of then outstanding public shares, subject to applicable law and as further described herein.

SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares included in the public units offered hereby at varying levels in the scenarios in which the over-allotment option is not exercised and exercised in full and assuming no additional capital is raised in connection with the initial business combination. See section entitled “Dilution” for more information.

As of July 14, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.44	$ 6.87	$3.13	$ 5.94	$4.06	$ 4.08	$5.92	$ (1.40)	$11.40
Assuming No Exercise of Over-Allotment Option
$ 7.42	$ 6.86	$ 3.14	$ 5.92	$4.08	$ 4.06	$5.94	$ (1.43)	$11.43

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]
If we anticipate that we may be unable to consummate our initial business combination within such
24-month
(or
27-month)
period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to further extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, and the related amendments are implemented by our board of directors, holders of our public Class A ordinary shares will be offered an opportunity to redeem their shares, subject to applicable law.

De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we seek shareholder approval for an extension, and the related amendments are implemented by our board of directors, holders of our public Class A ordinary shares will be offered an opportunity to redeem their shares, subject to applicable law.
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our initial shareholders may lose their entire investment in our founder shares.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Gores Sponsor XII LLC	8,970,000 Class B ordinary shares
(1)
	(of which 1,170,000 are subject to forfeiture if the underwriter does not exercise its overallotment option, and of which an aggregate of 75,000 Class B ordinary shares will be transferred to our independent director nominees)	$25,000 or approximately $0.003 per founder share

	225,000 private placement shares (including if the underwriter’s over-allotment option is exercised in full)	$2,250,000 (including if the underwriter’s over-allotment option is exercised in full) ($10.00 per share)

	Up to $600,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses

Independent director nominees	75,000 Class B ordinary shares	Approximately $75.00 each, or $0.003 per share, for service as independent director

Sponsor, officers or directors, or our or their affiliates	$20,000 per month	Payment to an affiliate of our sponsor of $20,000 per month, for up to the duration of the completion window, for office space, utilities and secretarial and administrative support

Up to $1,500,000 in working capital loans by our sponsor or an affiliate of our sponsor or certain of our officers and directors. Such loans may be converted at the option of the lender into private placement shares at a conversion price of $10.00 per share
(2)
Reimbursement for any
out-of-pocket
expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket
expenses incurred by such persons in connection with activities on our behalf.
(3)
Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination
Payment of fees and reimbursement of out-of-pocket expenses related to identifying, investigating and completing an initial business combination

(1)
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or earlier at the option of the holder, on a one-for-one
basis, subject to adjustment as provided herein. Further, if we increase or decrease the size of this offering, we will effect a share capitalization or a share surrender or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the ownership of our initial shareholders, on an as-converted
basis, at 20.00% of our issued and outstanding ordinary shares (excluding the private placement shares) upon consummation of this offering. As described below under “Offering—Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal price of $0.003 per founder share at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “Offering—Payments to insiders”.

(2)
The $10.00 per private placement share conversion price for such working capital loans may potentially be significantly less than the market price of our units at the time the lenders elect to convert their working capital loans into private placement shares. Therefore, such private placement share issuances may result in significant dilution to holders of our shares. For more information also see “Risk Factors—Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination—We may issue our shares to investors in connection with our initial business combination at a price which is less than the prevailing market price of our shares at that time.”

(3)
For more information, also see “Effecting Our Initial Business Combination—Sources of Target Businesses,” “Management—Executive Officer and Director Compensation” and “Certain Relationships and Related Party Transactions.
”

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
Redemption of public shares and distribution and liquidation if no initial business combination	Our sponsor, officers and directors have agreed that we will have only the duration of the completion window to complete our initial business combination. If we are unable to complete our initial business combination within such
24-month
(or
27-month)
period, or such earlier liquidation date as our board of directors may approve, we will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter (and subject to lawfully available funds therefor), redeem the public shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account including interest earned thereon and not previously released for permitted withdrawals and up to $100,000 of dissolution expenses, divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to our warrants, which will expire worthless if we fail to complete our business combination within the completion window.

Our sponsor, officers and directors have entered into letter agreements with us, pursuant to which they have waived their rights to liquidating distributions from the trust account with respect to any founder shares held by them if we fail to complete our initial business combination within the completion window. However, if our initial shareholders acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to complete our initial business combination within the completion window.

The underwriter has agreed to waive its rights to its deferred underwriting commission held in the trust account in the event we do not complete our initial business combination and subsequently liquidate and, in such event, such amounts will be included with the funds held in the trust account that will be available to fund the redemption of our public shares.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]
Conflicts of Interest	The Gores Group manages several investment vehicles. Funds managed by Gores or its affiliates may compete with us for acquisition opportunities. If these funds decide to pursue any such opportunity, we may be precluded from procuring such opportunities. In addition, investment ideas generated within Gores, including by Mr. Gores, may be suitable for both us and for a current or future Gores fund and may be directed to such investment vehicle rather than to us. Neither Gores nor members of our management team who are also employed by certain affiliates of The Gores Group have any obligation to present us with any business combination target of which they become aware, unless presented to such member solely in his or her capacity as an officer of the company. Gores and/or our management, in their capacities as officers or managing directors of Gores or in their other endeavors, may be required to present such business combination target to the related entities described above, current or future Gores investment vehicles, or third parties, before they present such business combination target to us. The Gores Group does not have any present intention to invest in new portfolio companies, and therefore we do not expect conflicts of interest with respect to The Gores Group. Further, any potential investment by The Gores Group would be significantly smaller than the companies that we would consider for potential business combinations, and therefore it is likely that any investment by The Gores Group would not be suitable for us, and that any investment by us would not be suitable for The Gores Group.

Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity. Specifically, all of our officers and directors have fiduciary and contractual duties to The Gores Group and certain companies it has invested in or managed, including Gores Holdings X and/or Gores Holdings XI. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such opportunity to such entity. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to search for an initial business combination. Our amended and restated memorandum and articles of association will provide that, to the fullest extent permitted by law, (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity (including with respect to any business transaction that may involve another Gores entity) for any director or officer, on the one hand, and us, on the other.

However, the personal and financial interests of our directors and officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing business combinations could cause our directors and officers to prioritize a different business combination over finding a suitable acquisition target for our business combination. Consequently, our directors’ and officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination.

In addition, our sponsor, officers and directors may participate in the formation of, or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, our sponsor, officers or directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. Although we have no formal policy in place for vetting potential conflicts of interest, our board of directors will review any potential conflicts of interest on a case-by-case
basis. In particular, affiliates of our sponsor are currently sponsoring Gores Holdings X and Gores Holdings XI. Gores Holdings X and Gores Holdings XI may seek to complete a business combination in any location and are not focusing on any particular industry for business combinations.

Mr. Stone, our Chief Executive Officer, serves as the Chief Executive Officer of Gores Holdings X and Gores Holdings XI, Mr. McBride, our Chief Financial Officer, serves as the Chief Financial Officer of Gores Holdings X and Gores

Holdings XI, and Alec Gores, our Chairman, and Randy Bort, one of our director nominees, each serve on the board of directors of Gores Holdings X and Gores Holdings XI. Further, our other director nominees, Nancy Tellem and Keith Covington, serve on the board of directors of Gores Holdings X and Gores Holdings XI, respectively. Such affiliations may present additional conflicts of interest in pursuing an acquisition target. However, we do not believe that any potential conflicts with Gores Holdings X and/or Gores Holdings XI would materially affect our ability to identify and pursue initial business combination opportunities or complete our initial business combination, because (i) our management team has significant experience in identifying and executing multiple acquisition opportunities simultaneously, and (ii) we are not limited by industry or geography in terms of the acquisition opportunities we can pursue.

In addition to the above, our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence. See “Risk Factors—Our officers and directors will allocate their time to other businesses thereby causing potential conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to identify and pursue initial business combination opportunities or complete our initial business combination.”

Additionally, our initial shareholders have agreed to waive their redemption rights with respect to any founder shares, private placement shares and any public shares held by them in connection with the consummation of our initial business combination. Further, our initial shareholders have agreed to waive their redemption rights with respect to any founder shares held by them if we fail to consummate our initial business combination within the completion window. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement shares held in the trust account will be used to fund the redemption of our public shares. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our initial shareholders until the earlier of (A) 180 days after the completion of our initial business combination and (B) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the rights to exchange their ordinary shares for cash, securities or other property. With certain limited exceptions, the private placement shares will not be transferable, assignable or salable by our sponsor or its permitted transferees until 30 days after the completion of our initial business combination. Since our sponsor and officers and directors may directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination because of their financial interest in completing an initial business combination within the completion window. Similarly, additional conflicts of interest may arise and incentives may be created to select an acquisition target that subsequently declines in value and is unprofitable for public shareholders instead of not consummating a business combination if (i) after the redemption of public shareholders no assets are available outside of the trust account to repay any loans extended to us by our sponsor, affiliates of our sponsor or our officers and directors and to reimburse our sponsor and others for any out-of-pocket
expenses incurred in connection with identifying, investigating and completing an initial business combination or (ii) not consummating a business combination within the allotted time may require service providers to forfeit their fees.

As more fully discussed in “Management—Conflicts of Interest,” if any of our directors or officers becomes aware of a business combination opportunity that falls within the line of business of any entity to which he or she has pre-existing
fiduciary or contractual obligations, including Gores Holdings X and/or Gores Holdings XI, he or she may be required to present such business combination target to such entity prior to presenting such business combination target to us. Our officers, directors and director nominees currently have fiduciary duties or contractual obligations that may take priority over their duties to us.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing an initial business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination. In the event we seek to complete an initial business combination with a target that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers or directors, we, or a committee of independent directors, would obtain an opinion from an independent investment banking firm which is a member of FINRA or another independent entity that commonly renders valuation opinions stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.